ING Series Fund, Inc.

ING Strategic Allocation Conservative Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Moderate Fund

(collectively the “Funds”)

Supplement dated August 5, 2009

to the Funds’ Class A, Class B, and Class C Prospectus,

Class I Prospectus and Class O Prospectus each dated September 30, 2008

(each a “Prospectus” and collectively the “Prospectuses”)

Effective July 21, 2009, the Funds added additional funds to those in which they may invest (“Underlying Fund Universe”). The Prospectuses are amended as follows:

1.	The table in the section entitled “What You Pay to Invest – Acquired (Underlying) Funds Annual Operating Expenses” found on page 10 of the Class A, Class B and Class C Prospectus, on page 9 of the Class I Prospectus and on page 14 of the Class O Prospectus is amended to include the following:

Underlying Fund	Net Operating Expenses
ING Growth and Income Fund(4)	0.83%
ING MidCap Opportunities Fund(4)	0.85%
ING Opportunistic LargeCap Fund(4)	0.81%
ING Small Company Fund(4)	1.23%

(4)	As of May 31, 2009.

2.	The table in the section entitled “More Information on Investment Strategies – Description of the Investment Objectives, Main Investments and Risks of the Underlying Fund” beginning on page 12 of the Class A, Class B and Class C Prospectus, on page 11 of the Class I Prospectus and on page 17 of the Class O Prospectus is amended to include the following:

Investment Adviser/ Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Growth and Income Fund	Long-term growth of capital and income.

Invests at least 65% of its total assets in common stocks that the Sub-

Adviser believes have significant potential for capital appreciation or income growth or both. May invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stocks principally for their income potential through dividends or may acquire securities having a mix of these characteristics. May engage in option writing. May also invest in stocks of mid- and small-sized companies and up to 25% in foreign issuers. May invest in derivative instruments, including, but not limited to, put and call options. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. May engage in frequent and active trading of portfolio securities to achieve its investment objective.

Convertible securities; derivatives; foreign investments; market trends; other investment companies; portfolio turnover; price volatility; and securities lending.

Investment Adviser/ Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING MidCap Opportunities Fund	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of mid-sized U.S. companies (defined as those whose market capitalizations fall within the range of companies in the Russell MidCap® Growth Index) believed to have growth potential. May also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act. May lend portfolio securities up to 33 1/3% of its total assets. May engage in frequent and active trading of portfolio securities to achieve its investment objective.	Derivatives; foreign investments; growth investing; liquidity; market trends; mid-capitalization companies; other investment companies; portfolio turnover; price volatility; and securities lending.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Opportunistic LargeCap Fund	Long-term growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.

Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of larger U.S. companies. May invest in securities convertible into common stocks. The Sub-Adviser defines large U.S. companies as companies having a market capitalization of at least $3 billion. The market capitalization of what the Sub- Adviser considers to be large companies will change with market conditions. May also invest a portion of assets in stocks of small- and mid-sized companies. May invest up to 25% of its assets in foreign securities. Included in this allotment for foreign investment are American Depositary Receipts. May invest in other investment companies to the extent permitted under the Investment

Company Act of 1940. May invest in certain higher risk investments, including derivatives such as futures and options, among others. May lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets. May engage in frequent and active trading of portfolio securities to achieve its investment objective.

Convertible securities; derivatives; foreign investments; inability to sell securities; market trends; portfolio turnover; other investment companies; price volatility; and securities lending.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Small Company Fund	Growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.

Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies (defined as those included in the Standard & Poor’s SmallCap 600 Index or the

Russell 2000® Index or, if not included in either index, have market capitalizations between $30 million and $4.2 billion). May invest, to a limited extent, in foreign stock. May invest in derivatives. May invest in other investment companies to the extent permitted under the 1940 Act. May lend portfolio securities up to

33 1/3% of its total assets.

Derivatives; foreign investments; market trends; other investment companies; price volatility; securities lending; and small-sized companies.

3.	The section entitled “Performance of the Underlying Funds” beginning on page 36 of the Class A, Class B and Class C Prospectus, on page 32 of the Class I Prospectus and on page 39 of the Class O Prospectus is amended to include the following paragraphs:

ING Growth and Income Fund

The following table shows the average annual total returns of Class I shares of ING Growth and Income Fund for the 1 Year, 5 Year and 10 Year periods ended December 31, 2008, as well as a comparison with the performance of a broad measure of market performance – the S&P 500® Index. You should not consider the performance of ING Growth and Income Fund as an indication of future performance of the Funds.

Average Annual Total Returns(1)(2)

(for the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
ING Growth and Income Fund – Class I Return Before Taxes	(37.39)%	(0.93)%	(2.68)%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(3)	(37.00)%	(2.19)%	(1.38)%

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser. From March 1, 2004 to August 13, 2006, Wellington Management Company, LLP served as sub-adviser to the Fund. Effective August 14, 2006, ING Investment Management Co. began serving as sub-adviser to the Fund and the Fund’s principal investment strategies were changed. Performance from March 1, 2004 through August 13, 2006 is attributable to Wellington Management Company, LLP.
(2)	Effective August 14, 2006, the Fund changed its name from ING Equity Income Fund to ING Growth and Income Fund. Effective March 1, 2004, the Fund changed its name from ING Growth and Income Fund to ING Equity Income Fund.
(3)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

ING MidCap Opportunities Fund

The following table shows the average annual total returns of Class I shares of ING MidCap Opportunities Fund for the 1 Year, 5 Year and Life of Class periods ended December 31, 2008, as well as a comparison with the performance of two broad measures of market performance – the Russell Midcap® Growth Index and the Russell Midcap® Index. You should not consider the performance of ING MidCap Opportunities Fund as an indication of future performance of the Funds.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years	10 Years (or Life of Class)
ING MidCap Opportunities Fund – Class I Return Before Taxes	(37.33)%	0.78%	2.92	%(1)
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)(2)	(44.32)%	(2.33)%	2.84	%(3)
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)(4)	(41.46)%	0.71%	5.42	%(3)

(1)	Class I shares commenced operations on August 20, 1998.
(2)

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratio and higher forecasted growth values.

(3)	The index returns for Class I shares are for the period beginning September 1, 1998.
(4)

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 26%of the total market capitalization of the Russell 1000® Index.

ING Opportunistic LargeCap Fund

The following table shows the average annual total returns of Class I shares of ING Opportunistic LargeCap Fund for the 1 Year, 5 Year and Life of Class periods ended December 31, 2008, as well as a comparison with the performance of two broad measures of market performance – the S&P 500® Index and the Russell 1000® Growth Index. You should not consider the performance of ING Opportunistic LargeCap Fund as an indication of future performance of the Funds.

Average Annual Total Returns(1)(2)

(for the periods ended December 31, 2008)

	1 Year	5 Years (or Life of Class)		10 Years
ING Opportunistic LargeCap Fund – Class I Return Before Taxes	(44.06)%	(20.57	)%(1)	N/A
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(3)	(37.00)%	(18.47	)%(4)
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)(5)	(38.44)%	(17.03	)%(4)	N/A

(1)	Class I shares commenced operations on December 20, 2006.
(2)	Effective May 1, 2009, the Fund’s investment objective and principal investment strategies changed.
(3)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.
(4)	The index return for Class I shares is for the period beginning January 1, 2007.
(5)	Russell 1000® Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000® Index with higher than average price-to-book ratio and forecasted growth.

ING Small Company Fund

The following table shows the average annual total returns of Class I shares of ING Small Company Fund for the 1 Year, 5 Year and 10 Year periods ended December 31, 2008, as well as a comparison with the performance of a broad measure of market performance – the Russell 2000® Index. You should not consider the performance of ING Small Company Fund as an indication of future performance of the Funds.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
ING Small Company Fund – Class I Return Before Taxes	(31.21)%	(0.96)%	5.04%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)(2)	(33.79)%	(0.93)%	3.02%

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser.
(2)

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

4